Intangible assets, net (Tables)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019
Intangible assets, net
Summary of intangible assets

	As of March 31,
	2021	2020
Software	$5,867,028	$5,441,560
Courseware	31,835,306	25,998,130
Copyrights	10,850,212	4,064,869
	48,552,546	35,504,559
Less: accumulated amortization	(28,136,085)	(19,738,351)
Courseware development in progress	—	3,528,532
Intangible assets, net	$20,416,461	$19,294,740

	As of March 31,
	2019	2018

Software	$1,567,387	$1,678,408
Courseware	27,355,662	29,293,324
Copyrights	3,118,735	1,431,275
	32,041,784	32,403,007
Less: accumulated amortization	(14,242,577)	(8,481,161)
Intangible assets, net	$17,799,207	$23,921,846

Schedule of amortization amount of intangible asset

2022	$7,462,511
2023	5,723,772
2024	3,227,672
2025	2,418,091
Thereafter	1,584,415
Total	$20,416,461